Leases (Future Minimum Maturities of Lease Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
2021	$ 4,808
2022	4,527
2023	4,094
2024	3,560
2025	2,904
Thereafter	11,230
Total lease payments	31,123
Less: imputed interest	(5,384)
Total	25,739	$ 25,255
Finance Leases
2021	350
2022	333
2023	300
2024	276
2025	272
Thereafter	1,609
Total lease payments	3,140
Less: imputed interest	(1,104)
Total	$ 2,036	$ 2,034